CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Share capital	Reserve	Accumulated losses	Total
Balance at the beginning of the period at Jun. 30, 2023	$ 3,000,000	$ 6,069,058	$ (7,808,822)	$ 1,260,236
Loss for the period, representing total comprehensive loss for the period			(5,808,572)	(5,808,572)
Balance at the end at Dec. 31, 2023	3,000,000	6,069,058	(13,617,394)	(4,548,336)
Balance at the beginning of the period at Jun. 30, 2024	13,500,000	6,074,062	(23,958,370)	(4,384,308)
Waiver of related party balances		47,100,915		47,100,915
Loss for the period, representing total comprehensive loss for the period			(12,932,043)	(12,932,043)
Balance at the end at Dec. 31, 2024	$ 13,500,000	$ 53,174,977	$ (36,890,413)	$ 29,784,564